                                         Morgan Stanley Institutional Fund Trust
                                         1221 Avenue of the Americas
                                         New York, New York 10020

VIA EDGAR

Securities and Exchange Commission
450 Street, N.W., Judiciary Plaza
Washington, D.C. 205549

         Re: Morgan Stanley Institutional Fund Trust
             File Number: 002-89729, 811-03980

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund Trust ("Registrant") and
pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 69 to
Registrant's Registration Statement on Form N-1A, filed on July 19, 2006, constituting the most recent amendment to this Registration Statement ("the
Amendment"), that would have been filed pursuant to Rule 497(c) under the
Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and
Exchange Commission on July 19, 2006, accession number 0001193125-06-149297.

If you have any questions or comments regarding this filing, please call Stuart
M. Strauss at (212) 878-4931.

                                         Very truly yours,

                                         Morgan Stanley Institutional Fund Trust

                                         By:    /s/ Debra Rubano
                                             -------------------------------
                                             Debra Rubano
                                             Assistant Secretary